Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events
Subsequent Events

25. SUBSEQUENT EVENTS

On February 16, 2011, we entered into an agreement with Samsung Fine Chemicals to establish a 50/50 joint venture which will build and operate a new facility in Ulsan, South Korea. The facility will produce high-purity polysilicon and is expected to begin production in 2013. The joint venture will be funded through capital contribution of approximately $175.0 million from each partner as well as additional debt financing. The timing of capital contributions will be determined by the joint venture's board of directors. This event did not impact the December 31, 2010 financial statements.

A trial in the Semi-Materials Co., Ltd. v. MEMC Electronic Materials, Inc. and MEMC Pasadena, Inc. case commenced on February 22, 2011. On March 2, 2011, the jury found for MEMC on the fraud and unjust enrichment claims made by Semi-Materials against the Company. The jury found for Semi-Materials on the breach of contract claim, awarding damages to Semi-Materials of approximately $19 million. Approximately $5 million of this amount relates to an amount previously recorded by MEMC. Notwithstanding our intention to appeal, we recorded a one-time charge against pre-tax earnings in the first quarter of 2011 of approximately $14 million.

On March 23, 2011, the Company amended and restated its existing Corporate Credit Facility. The amended facility provides for total borrowings of up to $400 million, has an accordion feature to provide for borrowings of up to $550 million in the aggregate (upon terms to be agreed upon by the parties at the time of such request), and has a three year term. The amended facility has been secured by substantially all of the assets of MEMC and its domestic subsidiaries. Interest on borrowings will be based on our election at LIBOR plus an initial applicable margin of 2.75% or at a defined prime rate plus an initial applicable margin of 1.75%. The amended facility also provides for the Company to pay various fees, including a commitment fee of 0.50% on the lenders' unused commitments.

On June 30, 2011, we resolved our long-term solar wafer supply agreement with Suntech Power Holdings Co., Ltd. ("Suntech"). Under the terms of the supply agreement, which was originally signed in July 2006, MEMC was to supply solar wafers to Suntech over a 10-year period, with pre-determined pricing, on a take-or-pay basis beginning in January 2007. As part of the original supply agreement, Suntech advanced funds to MEMC in the form of a security deposit. As part of a separate agreement, MEMC also received a warrant to purchase up to a 4.99% equity stake in Suntech. Suntech has agreed to fulfill its contractual take-or-pay commitment to MEMC for $120.0 million for product delivered and to be delivered by MEMC. The consideration was comprised of the retention by MEMC of $53 million of cash deposited previously by Suntech under the supply agreement and currently held by MEMC, and a commitment to pay $67 million in four equal installments in July 2011, October 2011, January 2012 and April 2012. MEMC received the first payment in July 2011 and the collectibility on the remaining balance is considered reasonably assured. Suntech also committed to establish an irrevocable letter of credit for the benefit of MEMC for the remaining three payments. The letter of credit has no drawing conditions other than the passage of time. MEMC has retained the Suntech warrant originally issued to MEMC in July 2006. As a result of this termination, we anticipate recording approximately $150 million of revenue in the second quarter of 2011.

In addition to the Suntech resolution, during the second quarter we recorded a $52.4 million charge to cost of goods sold related to the estimated probable shortfall to our purchase obligations associated with certain take-or-pay agreements we have with suppliers for raw materials. We had entered into foreign currency forwards to hedge against the fluctuation of foreign currencies related to these future purchases, which have been liquidated in third quarter. Because it is no longer probable that we will incur these foreign currency denominated transactions, we have also recorded a gain on hedges of $14.2 million to other income during the quarter.

On August 3, 2011, MEMC reached a definitive agreement to acquire privately held Fotowatio Renewable Ventures, Inc. ("FRV U.S."), a developer of solar power projects. MEMC will pay at closing approximately $112 million, plus the assumption and repayment of approximately $1.9 million in intercompany loans and approximately $21 million in intercompany capital contributions. The final purchase price is subject to adjustment based on the actual amount of intercompany loans and capital contributions at closing. The agreement also includes an earn-out provision of up to $103.6 million should FRV U.S. achieve certain performance targets which may affect the GAAP purchase price. The acquisition is expected to close in the third or fourth quarter of 2011, subject to customary closing conditions, including the receipt of regulatory approvals.